ROPES & GRAY PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Kathleen M. Nichols T +1 617 854 2418 F +1 617 235 0862 kathleen.nichols@ropesgray.com

November 5, 2015

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-4720

Re:	Virtus Opportunities Trust (the “Trust”) - File No. 033-

Ladies and Gentlemen:

On behalf of the Trust, we are today filing, pursuant to Rule 488 under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, the Trust’s Registration Statement on Form N-14 (the “Registration Statement”), filed on November 5, 2015, in connection with the merger of Virtus Dynamic Trend Fund, a series of Virtus Opportunities Trust, with and into Virtus Equity Trend Fund, also a series of the Trust.

The Prospectus/Proxy Statement, which constitutes Part A of the Registration Statement, will be used in connection with a special meeting of shareholders of Virtus Opportunities Trust, at which the shareholders of Virtus Dynamic Trend Fund will be asked to vote on the proposed merger. Included in the Registration Statement is the form of the proxy that will be used in connection with the special meeting of shareholders, which is currently expected to be held on January 12, 2016.

No fees are required in connection with this filing.

Please direct any questions you may have with respect to this filing to me at (617) 854-2418.

Very truly yours,

/s/ Kathleen M. Nichols

cc:	James E. Thomas, Esq.
Kevin J. Carr, Esq.
Ann Flood